Summary of Significant accounting principles	12 Months Ended
Dec. 31, 2011
Summary of Significant accounting principles [Abstract]
Summary of Significant accounting principles

Note 1 – Summary of Significant accounting principles

Basis of Presentation and Organization - The consolidated financial statements include the accounts of Birmingham Bloomfield Bancshares, Inc. (the “Corporation”), and its wholly owned subsidiary, Bank of Birmingham (“Bank”). All significant intercompany transactions are eliminated in consolidation. The Corporation was incorporated February 26, 2004 as Birmingham Bloomfield Bancorp, Inc., for the purpose of becoming a bank holding company under the Bank Holding Company Act of 1956, as amended. The Bank opened for business on July 26, 2006.

Use of Estimates - The accounting and reporting policies of the Corporation and its subsidiary conform to accounting principles generally accepted in the United States of America. Management is required to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates and assumptions. Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of investment securities and the valuation of deferred tax assets.

Nature of Operations - The Corporation provides a variety of financial services to individuals and small businesses through its main office in Birmingham, Michigan. The Corporation had a second branch facility located in Bloomfield Township but this location was closed in January 2010 due to the lack of profitability. Its primary deposit products are savings, demand deposit accounts and term certificate accounts and its primary lending products are commercial loans, commercial real estate loans, residential real estate mortgages, home equity lines and consumer loans. The Bank serves businesses and consumers across Oakland and Macomb counties with the largest geographic segment of our customer base being in Oakland County.

Cash and Cash Equivalents - For the purpose of the consolidated statements of cash flows, cash and cash equivalents include cash and balances due from banks and federal funds sold which mature within 90 days.

Securities - Securities are classified as available for sale and are reported at fair value. Unrealized holding gains or losses are reported in other comprehensive income except those determined to be other-than-temporary impaired. Premiums and discounts on securities are recognized in interest income using the interest method over the period to maturity. Realized gains or losses are based upon the amortized cost of the specific securities sold.

In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent the fair value has been less than cost, (2) the financial condition of the issuer, and (3) the intent and ability of the Corporation to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Loans Held for Sale - Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or market value in the aggregate. Net unrealized losses, if any, are recognized in a valuation allowance by charges to income.

Loans - The Corporation grants mortgage, commercial, and consumer loans to customers throughout the state focusing on southeast Michigan. A large portion of the loan portfolio is represented by commercial real estate mortgages and equity line loans primarily in Oakland County, Michigan. The ability of the Corporation’s debtors to honor their contracts is dependent upon the real estate and general economic conditions in this area.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding unpaid principal balances adjusted for charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans. Interest income is accrued on the unpaid principal balance. Loan origination fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.

The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in the process of collection. In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Allowance for Loan Losses - The allowance for loan losses is established as losses are estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the ability to collect a loan balance is impaired. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the loans in light of historical loss experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of specific and general components. The specific component relates to loans that are classified as doubtful, substandard, or special mention. The general component covers non-classified loans and is based on historical loss experience adjusted for qualitative factors. For such loans that are also classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.

A loan is considered impaired when, based on current information and events, it is probable that the Corporation will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed.

Large groups of homogeneous loans are collectively evaluated for impairment. Accordingly, the Corporation does not separately identify individual consumer and residential loans for impairment disclosures, except if modified and considered to be a troubled debt restructuring.

Off-balance-sheet Instruments - In the ordinary course of business, the Corporation has entered into commitments under commercial letters of credit and standby letters of credit. Such financial instruments are recorded when they are funded.

Bank Premises and Equipment - Bank premises and equipment are carried at cost, less accumulated depreciation computed on the straight-line method over the shorter of the estimated useful lives of the assets or the length of the building leases as applicable.

Servicing Rights - Servicing rights are recognized as assets for the allocated value of retained servicing on loans sold. Servicing rights are expensed in the proportion to, and over the period of, estimated servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates, remaining loan terms and prepayment characteristics. Any impairment of a grouping is reported as a valuation allowance.

Income Taxes - Deferred income tax assets and liabilities are determined using the liability (or balance sheet) method. Under this method the net deferred tax asset or liability is determined based on the tax effects of the various temporary differences between the book and the tax basis of the various balance sheet assets and liabilities and gives current recognition to changes in tax rates and laws. Valuation allowances are utilized, when necessary, to reduce deferred tax assets to the amount expected to be realized.

Secured Borrowings - The Corporation sells the guaranteed portion of Small Business Administration “SBA” loans to outside investors. Previously, these transactions contained a provision whereby the Corporation must rebate the premium received on the sale if a loan prepays or defaults within 90 days of the loan origination (the “recourse provision”). The transfers were recognized as secured borrowing transactions while the recourse provision is in effect. After the recourse provision expired, the Corporation recognized the outstanding transaction as a sale by decreasing the Corporations loan balance, removing the secured borrowing and recognizing the gain associated with the sale. At December 31, 2010, the guaranteed portion of SBA loans sold with recourse provisions in effect continue to be reported as assets of the Company and the transferred interests totaling $1.469 million were reported as secured borrowings in the balance sheet. The unrecognized gain on these sales total $153,000 was recognized as income after the recourse provision on these loans expired in 2011. On January 28, 2011, the Small Business Administration (“SBA”) released a notice removing the 90-day warranty, or “recourse provision,” on the guaranteed portion of SBA 7(a) loans sold at a premium in the secondary market. This change allowed the Corporation to recognize income from SBA loan sales immediately upon settlement rather than waiting for the expiration of the recourse period.

Other Comprehensive Income - Accounting principles generally require that recognized revenue, expenses, gains, and losses be included in net income (loss). Certain changes in assets and liabilities, however, such as unrealized gains and losses on available for sale securities, are reported as a separate component of the equity section of the consolidated balance sheet. Such items, along with net income (loss) are components of comprehensive income. Accumulated other comprehensive income is reported as a separate component of stockholders equity, net of tax, and consists solely of unrealized gain and loss on available for sale investments.

Earnings per Share - Basic earnings per share represents income available to common shareholders divided by the weighted-average number of shares outstanding during the period. Diluted earnings per share includes stock options and organizer warrants. Weighted-average shares outstanding was 1,803,608 for the year ended December 31, 2011, 1,800,000 for the year ended December 31, 2010, and 1,800,000 for the year ended December 31, 2009.

Reclassification - Certain amounts appearing in the prior year’s financial statements have been reclassified to conform to the current year’s financial statements.

Recently Issued Accounting Standards

Comprehensive Income - In June 2011, the FASB issued ASU 2011-05 “Presentation of Comprehensive Income”. This standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements. This standard eliminates the option to present the components of other comprehensive income as part of the statement of equity. This standard is effective for fiscal years and interim periods with those years beginning after December 15, 2011. The implementation of this standard will only change the presentation of comprehensive income; it will not have an impact on the Company’s financial position or results of operations. In December 2011, the FASB issued ASU 2011-12. This standard defers the requirement to present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements.

ASU No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement. The collective efforts of the Boards and their staffs, reflected in ASU 2011-04, have resulted in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” The Boards have concluded the common requirements will result in greater comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs. The amendments to the Codification in this ASU are to be applied prospectively. The amendments are effective during interim and annual periods beginning after December 15, 2011. The guidance was adopted in the first quarter of 2012 with no impact to the financial statements.

ASU No. 2011-02, “A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring (‘TDR’)” In April, 2011, FASB issued ASU No. 2011-02, intended to provide additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring. The amendments in this ASU are effective for the first interim or annual period beginning on or after June 15, 2011, and are to be applied retrospectively to the beginning of the annual period of adoption. As a result of applying these amendments, an entity may identify receivables that are newly considered impaired. This guidance was adopted in the current year and the necessary disclosures are included in these financial statements.